Stockholders’ Equity - Schedule of Weighted-Average Assumptions (Details) - DiamiR Biosciences Corp. [Member]	12 Months Ended
May 31, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term in years	10 years
Expected volatility	81.00%
Risk-free interest rate	4.10%
Expected dividend yield	0.00%